Average Annual Total Returns (Core Balanced Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	7.13%
Date of Inception	May 01, 2009
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	8.21%
Since Inception	26.07%
Date of Inception	May 01, 2009
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.93%
Since Inception	28.59%
Date of Inception	May 01, 2009
Combined Index
Average Annual Total Returns
One Year	12.67%
Since Inception	20.84%
Date of Inception	May 01, 2009
Series I, Core Balanced Trust
Average Annual Total Returns
One Year	12.20%
Since Inception	20.32%
Date of Inception	May 01, 2009
Series II, Core Balanced Trust
Average Annual Total Returns
One Year	12.05%
Since Inception	20.13%
Date of Inception	May 01, 2009
Series NAV, Core Balanced Trust
Average Annual Total Returns
One Year	12.25%
Since Inception	20.35%
Date of Inception	Apr. 30, 2010